EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

16. EQUITY

Ordinary shares

On August 18, 2023, Elong Power Limited was incorporated in the Cayman Islands. On October 21, 2023, Elong Power became the holding company pursuant to the Reorganization described in Note 1. In connection with the Reorganization and 3,906,250 authorized shares of Elong Power, including

●	3,125,000 Class A ordinary shares of par value of $0.0128, entitled to one voting each;
●	781,250 Class B ordinary shares of par value of $0.0128, entitled to fifty voting each

Subsequent to the closing of the Business Combination at November 21, 2024, there were 39,108 Ordinary Shares (exclusive of 7,032 earnout shares) issued and outstanding, including 34,593 Elong Class A Ordinary Shares and 4,515 Elong Class B Ordinary Shares. Share data have been retrospectively restated to give effect to the reverse recapitalization and reverse stock splits that are discussed in Note 1.

At the closing of the Business Combination (the “Closing”), Merger Sub merged with and into TMT (the “Merger”), with TMT continuing as the surviving entity and becoming a wholly owned subsidiary of Elong. At the effective time of the Merger (the “Effective Time”), (i) each ordinary share of TMT, par value $0.0128 per share (“TMT Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) converted into one Class A ordinary share of Elong, par value $0.0128 per share (“Elong Class A Ordinary Share”), (ii) each right of TMT (“TMT Right”) issued and outstanding immediately prior to the Effective Time automatically converted in accordance with its terms into 2/10 of one TMT Ordinary Share, and then further converted into 2/10 of one Elong Class A Ordinary Share, and (iii) each unit of TMT, consisting of one TMT Ordinary Share and one TMT Right (“TMT Unit”), issued and outstanding immediately prior to the Effective Time automatically and mandatorily separated into its component parts and the TMT Ordinary Shares and TMT Rights included within such TMT Units automatically converted into Elong Class A Ordinary Shares as described above, resulting in 3,404 Class A ordinary shares being issued to TMT stockholders.

The consolidated financial statements are prepared as a continuation of the consolidated financial statements of Elong, the acquirer and predecessor, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.35 established in the reverse recapitalization transaction, which is 100,637 shares exchanged for 35,157 shares (the number of Exchange Shares excluding Escrow Shares, see below), to reflect the equity structure of the legal acquirer, Elong. Earnings (loss) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

On April 21, 2023, TMT Acquisition Corp (“TMT”) signed a Finder’s Engagement Agreement with a third-party named Ever Talent Consultants Limited (“Ever Talent”), and per the agreement, Ever Talent is responsible for identifying and introducing the acquisition target to TMT with the exchange consideration of 900,000 ordinary shares (“Finder Fees”) to be issued by the company of combined listing entity upon the closing of the business combination. Guided by ASC 718 and ASU 2018-07, this transaction is accounted for as nonemployee performance-based payment awards, with the grant date as April 21, 2023 the agreement signing date, and the estimated fair value of the Finder Fees in the amount of $9,000,000 at $10 per share. In addition, per ASC 718-10-25-20, the accruals of compensation cost for this award with performance condition shall be based on the probable outcome of that performance condition. Consider the uncertainty of the business combination, the related compensation cost recognized in “Share-based compensation to consultant” in the consolidated statements of operations and comprehensive loss at the closing of the Business Combination at November 21, 2024.

During the year ended December 31, 2024, the Company incurred approximately $0.6 million of direct and incremental transaction costs, consisting of legal services directly associated with the reverse recapitalization. In accordance with SEC reporting guidance with regards to an operating company’s reverse acquisition with a nonoperating company having some cash, transaction costs incurred for the reverse acquisition, such as legal fees, may be charged directly to equity to the extent of the cash received, while all costs in excess of cash received should be charged to expense. Accordingly, the Company charged transaction costs of approximately $3.4 million to additional paid in capital in the consolidated financial statements.

235 Class B ordinary shares (“Indemnity Escrow Shares”) otherwise issuable to Elong shareholders are set aside in escrow for a period of 24 months after the closing to satisfy any post-closing purchase price adjustment and indemnification claims prescribed in the Business Combination Agreement.

7,032 Class A ordinary shares (the “Earnout Escrow Shares”) otherwise issuable to Elong shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below:

(a) If, for the fiscal year of Elong ending December 31, 2025, Elong has revenue, determined in accordance GAAP, as applicable, in a manner consistent with the Company’s past practice, equal to or greater than $251.5 million, Elong shall issue to the Earnout Shareholder, an aggregate of 3,516 Earnout Shares.

(b) In the event that Elong (i) fails to meet the revenue target for the fiscal year ending December 31, 2024 but meets the revenue target for the fiscal year ending December 31, 2025 or (ii) meets the revenue target for the fiscal year ending December 31, 2024 but fails to meet the revenue target for the fiscal year ending December 31, 2025 and, in either case, the combined revenues for fiscal year 2024 and 2025 are equal to or greater than $399.4 million, Elong shall issue to the Earnout Shareholder the full 7,032 Earnout Shares as if both individual revenue targets had been met.

The Company failed to meet the individual revenue targets for the years ended December 31, 2025, and 2024, respectively, and did not achieve the combined revenue target of $399.4 million for the two-year period. Accordingly, the 7,032 Earnout Escrow Shares were forfeited and are no longer contingently issuable as of December 31, 2025. These shares remain in the escrow account pending final administrative cancellation or release.

On September 10, 2024, the Company entered into Subscription Agreements with the PIPE Investors, pursuant to which the Company agreed to issue 547 Class A Ordinary Shares, at a purchase price of $10.00 per share, in a private placement to be consummated concurrently with the Business Combination.

On April 21, 2025, the Company registered the aggregate of 6,250 ordinary shares, par value $0.0128 per share under the registration statement on Form S-8 filed with the SEC. 6,250 shares have been classified as treasury stock and are reserved for future issuance under the Company’s share incentive plan.

At the annual general meeting of shareholders of the Company held on November 24, 2025, the shareholders approved that the Company’s authorized share capital be increased from US$50,000 divided into 5,000,000,000 ordinary shares of a par value of US$0.00001 each, comprising 4,000,000,000 class A ordinary shares of a par value of US$0.00001 each and 1,000,000,000 class B ordinary shares of a par value of US$0.00001 each, to US$25,000,000 divided into 2,500,000,000,000 ordinary shares of a par value of US$0.00001 each, comprising 2,000,000,000,000 class A ordinary shares of a par value of US$0.00001 each and 500,000,000,000 class B ordinary shares of a par value of US$0.00001 each.

At the annual general meeting of shareholders of the Company held on January 6, 2026, the shareholders approved that the Company’s authorized share capital be increased from US$25,000,000 divided into 156,250,000,000 ordinary shares of a par value of US$0.00016 each, comprising 125,000,000,000 class A ordinary shares of a par value of US$0.00016 each and 31,250,000,000 class B ordinary shares of a par value of US$0.00016 each, to US$240,000,000 divided into 1,500,000,000,000 ordinary shares of a par value of US$0.00016 each, comprising 1,200,000,000,000 class A ordinary shares of a par value of US$0.00016 each and 300,000,000,000 class B ordinary shares of a par value of US$0.00016 each

On December 2, 2025, the Company effected a 1-for-16 reverse stock split. The par value per share of the common stock was increased proportionally from $0.00001 to $0.00016. On March 12, 2026, the Company effected a 1-for-80 reverse stock split, resulting in a cumulative increase in par value per share to $0.0128. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the cumulative effect of both reverse stock splits.

The par value of the Class A ordinary shares and Class B ordinary shares was increased in proportion to the cumulative ratio of the share consolidation to $0.0128 per share and the number of authorized ordinary shares was adjusted in proportion to the cumulative ratio of the share consolidation to 15,000,000,000 Class A ordinary shares of a par value of US$0.0128 each and 3,750,000,000 Class B ordinary shares of a par value of US$0.0128 each.

As of December 31, 2025 and 2024, the Company had 15,000,000,000 and 15,000,000,000 Class A ordinary shares authorized, respectively, and 3,750,000,000 and 3,750,000,000 Class B ordinary shares authorized, respectively.

As of December 31, 2025 and 2024, the Company had 47,886 and 41,625 Class A ordinary shares issued, respectively, of which 34,604 and 41,625 were outstanding, respectively. The 13,282 issued but not outstanding shares as of December 31, 2025 consist of 7,032 forfeited Earnout Escrow Shares pending cancellation and 6,250 shares registered on Form S-8 and classified as treasury stock reserved for future issuance under the Company’s share incentive plan.

Statutory reserve and restricted net assets

As stipulated by the relevant laws and regulations in the PRC, company established in the PRC (the “PRC subsidiary”) is required to maintain a statutory reserve made out of profit for the year based on the PRC subsidiary’ statutory financial statements which are prepared in accordance with the accounting principles generally accepted in the PRC. The amount and allocation basis are decided by the director of the PRC subsidiary annually and is not to be less than 10% of the profit for the year of the PRC subsidiary. The aggregate amount allocated to the reserves will be limited to 50% of registered capital for certain subsidiaries. Statutory reserve can be used for expanding the capital base of the PRC subsidiary by means of capitalization issue. In addition, as a result of the relevant PRC laws and regulations which impose restriction on distribution or transfer of assets out of the PRC, the Company had PRC statutory reserve of $708,470 and $708,470 as of December 31, 2025 and 2024, respectively.

The Company also complies with PRC safety production regulations on battery industry to set aside reserve of $609,865 and $609,865 as of December 31, 2025 and 2024, which are under restriction for distribution and included in the balance of accumulated deficit in the equity table.